Leases - Summary of Amounts Recognized in the Condensed Consolidated Interim Statements of Income of Leases (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 410,032	₩ 403,794	₩ 433,970
Interest expense on lease liabilities	46,595	29,996	23,998
Land, buildings and structures [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	346,931	346,499	338,304
Others [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 63,101	₩ 57,295	₩ 95,666